Financial assets and liabilities - Contracted undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Not later than one year
Financial assets and liabilities
Borrowings	$ 578	$ 585
Derivative financial instruments	2	8
Trade and other payables	1,991	1,632
Between one and two years
Financial assets and liabilities
Borrowings	578	585
Derivative financial instruments	84
Between two and five years
Financial assets and liabilities
Borrowings	2,846	4,980
Derivative financial instruments	66
Later than five years
Financial assets and liabilities
Borrowings	9,748	$ 7,484
Derivative financial instruments	$ 151